Right-of-use asset and lease liability - Schedule of Right-of-Use Asset (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024
Cost:
Balance, December 31, 2024
Additions	3,208,882
Foreign exchange	(2,301)
Balance, December 31, 2025	3,206,581
Depreciation:
Balance, December 31, 2024
Depreciation charge for the year	207,328
Balance, December 31, 2025	207,328
Net book value:
As at December 31, 2025	$ 2,999,253